8. Income Tax Provision (Details 1)	9 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Federal statutory income tax rate	21.00%
Change in valuation allowance on net operating loss carry-forwards	(21.00%)
Effective income tax rate	0.00%